Credit Facilities and Mortgage Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Credit Facilities and Mortgage Notes Payable

5. Credit Facilities, Senior Notes and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30,	December 31,
	2014	2013
	(Unaudited)

Unsecured Credit Facility	$197,000	$256,500
Senior Notes, net of discount	297,671	-
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	17,175	18,839
Total	$581,846	$345,339

(a) Unsecured Credit Facility – On May 1, 2013, the Company entered into an unsecured credit facility agreement with a syndicate of financial institutions in which KeyBank National Association serves as administrative agent (the “Unsecured Credit Facility”). The Unsecured Credit Facility consists of a term loan of $150 million, with a term of five years, and an unsecured revolving credit facility of $410 million, with a term of four years, for aggregate capacity of the Unsecured Credit Facility of $560 million. On July 23, 2014, the Company repaid $75 million of the term loan portion of the Unsecured Credit Facility and repaid a portion of the outstanding balance of the revolving portion of the Unsecured Credit Facility with proceeds from the issuance of its 5.875% Senior Notes due 2022, reducing the balance to the amounts described above. The Unsecured Credit Facility may be increased to up to $600 million, subject to certain conditions, including the consent of the administrative agent and obtaining necessary commitments.  On December 17, 2014 the Company amended and restated its Unsecured Credit Facility.  See “Note 14 – Subsequent Events” for a discussion of this amendment.

The Unsecured Credit Facility requires monthly interest payments and requires the Company to comply with various quarterly covenant requirements relating to debt service coverage ratio, fixed charge ratio, leverage ratio and tangible net worth and various other operational requirements. In connection with the Unsecured Credit Facility, as of September 30, 2014, the Company had an additional $3.0 million letter of credit outstanding. The letter of credit was reduced to $2.5 million on October 1, 2014.

Amounts outstanding under the Unsecured Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of September 30, 2014, the interest rate for amounts outstanding under the Unsecured Credit Facility was 2.26%.

(b) Senior Notes – On July 23, 2014, the Operating Partnership and QTS Finance Corporation, a subsidiary of the Operating Partnership formed solely for the purpose of facilitating the offering of the notes described below (collectively, the “Issuers”), issued $300 million aggregate principal amount of 5.875% Senior Notes due 2022 (the “Senior Notes”). The Senior Notes have an interest rate of 5.875% per annum, were issued at a price equal to 99.211% of their face value and mature on August 1, 2022. The proceeds from the offering were used to repay amounts outstanding under the Unsecured Credit Facility, including $75 million outstanding under the term loan. The Senior Notes are unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Operating Partnership’s existing and future subsidiaries (other than foreign subsidiaries and receivables entities) that guarantee any indebtedness of QTS Realty Trust, Inc., the Issuers or any other subsidiary guarantor. The Company will not initially guarantee the Senior Notes and will not be required to guarantee the Senior Notes except under certain circumstances. The offering was conducted pursuant to Rule 144A of the Securities Act of 1933, as amended, and the Senior Notes were issued pursuant to an indenture, dated as of July 23, 2014, among the Operating Partnership, QTS Finance Corporation, the Company, the guarantors named therein, and Deutsche Bank Trust Company Americas, as trustee (the “Indenture”).

(c) Richmond Credit Facility – In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). As of September 30, 2014, the Richmond Credit Facility had capacity of $120 million, as amended, and includes an accordion feature that allows the Company to increase the size of the credit facility up to $200 million. The Richmond Credit Facility matures June 30, 2019. The Richmond Credit Facility requires the Company to comply with covenants similar to the Unsecured Credit Facility.

Amounts outstanding under the Richmond Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of September 30, 2014, the interest rate for amounts outstanding under the Richmond Credit Facility was 2.25%.

(d) Atlanta-Metro Equipment Loan – On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.

The annual remaining principal payment requirements as of September 30, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2014	$574
2015	2,397
2016	2,567
2017	49,748
2018	152,943
Thereafter	375,945
Total	$584,175

As of September 30, 2014, the Company was in compliance with all of its covenants.

5.    Credit Facilities and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2013 and 2012 (in thousands):

	December 31,	December 31,
	2013	2012
Unsecured Credit Facility...............................................................................................................................................................................................	$ 256,500	$—
Secured Credit Facility...................................................................................................................................................................................................	—	316,500
Richmond Credit Facility.................................................................................................................................................................................................	70,000	70,000
Atlanta-Metro Equipment Loan.........................................................................................................................................................................................	18,839	20,931
Miami Loan...	—	26,048
Atlanta-Suwanee Land Loan...........................................................................................................................................................................................	—	1,600
Lenexa Loan...	—	2,712
Santa Clara Bridge Loan.................................................................................................................................................................................................	—	50,000

Total...	$ 345,339	$ 487,791

(a) Unsecured Credit Facility—On May 1, 2013, the Company entered into an unsecured credit facility agreement with a syndicate of financial institutions in which KeyBank National Association serves as administrative agent (the “Unsecured Credit Facility”). Proceeds from the Unsecured Credit Facility were used to repay the Secured Credit Facility (as defined below). This new unsecured credit facility has a term loan of $225 million, with a term of five years, and a revolving credit facility of $350 million, with a term of four years, for an aggregate borrowing capacity of $575 million. The credit facility also provides for a $100 million accordion feature that could increase the amount of the facility up to $675 million, subject to certain conditions, including the consent of the administrative agent and obtaining necessary commitments.

During the second quarter of 2013, the Company used proceeds from the Unsecured Credit Facility to pay the outstanding balances under the Secured Credit Facility, loans secured by the Miami and Santa Clara data centers, seller financing to acquire the Lenexa and Dallas-Fort Worth facilities, a loan agreement for the purchase of land adjacent to the Atlanta-Suwanee facility and a loan from Chad L. Williams and entities controlled by Mr. Williams.

The Unsecured Credit Facility requires monthly interest payments and requires the Company to comply with various quarterly covenant requirements relating to debt service coverage ratio, fixed charge ratio, leverage ratio and tangible net worth and various other operational requirements. In connection with the Unsecured Credit Facility, as of December 31, 2013, the Company had an additional $3 million letter of credit outstanding.

Amounts outstanding under the unsecured credit facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon our leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of December 31, 2013, the interest rate for amounts outstanding under our credit facility was 2.53%.

In February 2014, the Company expanded the capacity of its unsecured revolving credit facility by $50 million, increasing the unsecured revolving credit facility capacity to $400 million.

(b) Secured Credit Facility—On September 28, 2010, the Company entered into a secured credit facility agreement with KeyBank National Association (the “Secured Credit Facility”) and various other lenders with a total borrowing capacity of $125 million. During 2011, the Company expanded the facility, increasing the borrowing capacity to $170 million. On February 8, 2012, the Company increased the capacity of its credit facility by $270 million and extended the maturity date to September 28, 2014. The amended and extended credit facility, which then totaled $440 million, was secured by the Atlanta-Metro and Atlanta-Suwanee data center facilities. Of the $440 million credit facility, $125 million was a term loan and $315 million was a revolving credit facility. The credit facility also provided a $100 million accordion feature that could increase the amount of the facility up to $540 million.

Concurrently with the closing of the amended and extended credit facility, the Company entered into an interest rate cap agreement with a notional amount of $150 million. This instrument provided a one month LIBOR cap of 2.05% and had an effective date of February 8, 2012 and a termination date of February 8, 2013. The Company also entered into two interest rate swaps with an aggregate $150 million notional amount and an effective date of February 8, 2013 to succeed the interest rate caps. These swaps have a maturity date of September 28, 2014, provide for a fixed one month LIBOR rate of 0.5825% from February 8, 2013 through September 28, 2014 and qualify for cash flow hedge accounting.

As discussed above, the Secured Credit Facility was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(c) Richmond Credit Facility—In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). This credit facility had a total borrowing capacity of $80 million at December 31, 2012, which was increased to $100 million in January 2013. This credit facility also includes an accordion feature that allows the Company to increase the size of the credit facility up to $125 million and requires the Company to comply with covenants similar to the Unsecured Credit Facility. This credit facility bears interest at variable rates ranging from LIBOR plus 4.0% to LIBOR plus 4.5%. The interest rate at December 31, 2013 was Libor plus 4.00%, or 4.16% per annum based on the Company’s overall leverage ratio as defined in the agreement, and the loan has a stated maturity date of December 18, 2015 with an option to extend for one additional year.

(d) Atlanta-Metro Equipment Loan—On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.

(e) Miami Loan—In March 2008, the Company obtained a mortgage loan with a maximum borrowing capacity of $32.8 million secured by the Company’s Miami data center (“Miami Loan”). In December 2012, the Company extended the maturity date to allow repayment using proceeds from the Unsecured Credit Facility and also fixed the interest rate at 7%. As discussed above, this loan was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(f) Atlanta-Suwanee Land Loan—In 2011, the Company executed a $1.6 million loan agreement for the purchase of land adjacent to the Atlanta-Suwanee facility (the “Atlanta-Suwanee Land Loan”). The interest rate on the loan was 10% with a maturity date of September 26, 2013. In June 2013, the Company repaid the outstanding balance of the Atlanta-Suwanee Land Loan.

(g) Lenexa Loan—In June 2011, the Company entered into a $2.8 million seller financing to acquire the Lenexa facility (the “Lenexa Loan”). The interest rate on this loan was 5.43% and it matured on May 26, 2013. This loan was repaid at maturity.

(h) Santa Clara Bridge Loan—In November 2012, the Company entered into a $50 million bridge loan with Key Bank (the “Santa Clara Bridge Loan”). The loan had an interest rate of LIBOR plus 3.50% and a maturity date of February 11, 2013 with a three month extension option, which the Company exercised. As discussed above, this loan was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(i) Dallas Note—In connection with the Dallas-Fort Worth data center acquisition, the Company obtained $10.25 million of seller-financed debt (the “Dallas Note”) which was due no later than December 31, 2013 and carried an escalating interest rate between 2.5% and 10% based on the repayment date of the loan. In June 2013, the Company repaid the outstanding balance of the seller-financed debt.

The weighted average interest rate of the Company’s unsecured debt, which includes the effect of deferred financing costs and swap derivatives, was 3.73% as of December 31, 2013.

The annual remaining principal payment requirements as of December 31, 2013 per the contractual maturities and excluding extension options are as follows (in thousands):

2014...	$ 2,239
2015...	72,397
2016...	2,567
2017...	34,248
2018...	227,943
Thereafter...	5,945

Total...	$ 345,339

As of December 31, 2013, the Company was in compliance with all of its covenants.

Qualitytech, LP [Member]
Credit Facilities and Mortgage Notes Payable

5. Credit Facilities, Senior Notes and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30,	December 31,
	2014	2013
	(Unaudited)

Unsecured Credit Facility	$197,000	$256,500
Senior Notes, net of discount	297,671	-
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	17,175	18,839
Total	$581,846	$345,339

(a) Unsecured Credit Facility – On May 1, 2013, the Company entered into an unsecured credit facility agreement with a syndicate of financial institutions in which KeyBank National Association serves as administrative agent (the “Unsecured Credit Facility”). The Unsecured Credit Facility consists of a term loan of $150 million, with a term of five years, and an unsecured revolving credit facility of $410 million, with a term of four years, for aggregate capacity of the Unsecured Credit Facility of $560 million. On July 23, 2014, the Company repaid $75 million of the term loan portion of the Unsecured Credit Facility and repaid a portion of the outstanding balance of the revolving portion of the Unsecured Credit Facility with proceeds from the issuance of its 5.875% Senior Notes due 2022, reducing the balance to the amounts described above. The Unsecured Credit Facility may be increased to up to $600 million, subject to certain conditions, including the consent of the administrative agent and obtaining necessary commitments.  On December 17, 2014 the Company amended and restated its Unsecured Credit Facility.  See “Note 14 – Subsequent Events” for a discussion of this amendment.

The Unsecured Credit Facility requires monthly interest payments and requires the Company to comply with various quarterly covenant requirements relating to debt service coverage ratio, fixed charge ratio, leverage ratio and tangible net worth and various other operational requirements. In connection with the Unsecured Credit Facility, as of September 30, 2014, the Company had an additional $3.0 million letter of credit outstanding. The letter of credit was reduced to $2.5 million on October 1, 2014.

Amounts outstanding under the Unsecured Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of September 30, 2014, the interest rate for amounts outstanding under the Unsecured Credit Facility was 2.26%.

(b) Senior Notes – On July 23, 2014, the Operating Partnership and QTS Finance Corporation, a subsidiary of the Operating Partnership formed solely for the purpose of facilitating the offering of the notes described below (collectively, the “Issuers”), issued $300 million aggregate principal amount of 5.875% Senior Notes due 2022 (the “Senior Notes”). The Senior Notes have an interest rate of 5.875% per annum, were issued at a price equal to 99.211% of their face value and mature on August 1, 2022. The proceeds from the offering were used to repay amounts outstanding under the Unsecured Credit Facility, including $75 million outstanding under the term loan. The Senior Notes are unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all of the Operating Partnership’s existing and future subsidiaries (other than foreign subsidiaries and receivables entities) that guarantee any indebtedness of QTS Realty Trust, Inc., the Issuers or any other subsidiary guarantor. The Company will not initially guarantee the Senior Notes and will not be required to guarantee the Senior Notes except under certain circumstances. The offering was conducted pursuant to Rule 144A of the Securities Act of 1933, as amended, and the Senior Notes were issued pursuant to an indenture, dated as of July 23, 2014, among the Operating Partnership, QTS Finance Corporation, the Company, the guarantors named therein, and Deutsche Bank Trust Company Americas, as trustee (the “Indenture”).

(c) Richmond Credit Facility – In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). As of September 30, 2014, the Richmond Credit Facility had capacity of $120 million, as amended, and includes an accordion feature that allows the Company to increase the size of the credit facility up to $200 million. The Richmond Credit Facility matures June 30, 2019. The Richmond Credit Facility requires the Company to comply with covenants similar to the Unsecured Credit Facility.

Amounts outstanding under the Richmond Credit Facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon the Company’s leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of September 30, 2014, the interest rate for amounts outstanding under the Richmond Credit Facility was 2.25%.

(d) Atlanta-Metro Equipment Loan – On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.

The annual remaining principal payment requirements as of September 30, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2014	$574
2015	2,397
2016	2,567
2017	49,748
2018	152,943
Thereafter	375,945
Total	$584,175

As of September 30, 2014, the Company was in compliance with all of its covenants.

5.    Credit Facilities and Mortgage Notes Payable

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2013 and 2012 (in thousands):

	December 31,	December 31,
	2013	2012
Unsecured Credit Facility...............................................................................................................................................................................................	$ 256,500	$—
Secured Credit Facility...................................................................................................................................................................................................	—	316,500
Richmond Credit Facility.................................................................................................................................................................................................	70,000	70,000
Atlanta-Metro Equipment Loan.........................................................................................................................................................................................	18,839	20,931
Miami Loan...	—	26,048
Atlanta-Suwanee Land Loan...........................................................................................................................................................................................	—	1,600
Lenexa Loan...	—	2,712
Santa Clara Bridge Loan.................................................................................................................................................................................................	—	50,000

Total...	$ 345,339	$ 487,791

(a) Unsecured Credit Facility—On May 1, 2013, the Company entered into an unsecured credit facility agreement with a syndicate of financial institutions in which KeyBank National Association serves as administrative agent (the “Unsecured Credit Facility”). Proceeds from the Unsecured Credit Facility were used to repay the Secured Credit Facility (as defined below). This new unsecured credit facility has a term loan of $225 million, with a term of five years, and a revolving credit facility of $350 million, with a term of four years, for an aggregate borrowing capacity of $575 million. The credit facility also provides for a $100 million accordion feature that could increase the amount of the facility up to $675 million, subject to certain conditions, including the consent of the administrative agent and obtaining necessary commitments.

During the second quarter of 2013, the Company used proceeds from the Unsecured Credit Facility to pay the outstanding balances under the Secured Credit Facility, loans secured by the Miami and Santa Clara data centers, seller financing to acquire the Lenexa and Dallas-Fort Worth facilities, a loan agreement for the purchase of land adjacent to the Atlanta-Suwanee facility and a loan from Chad L. Williams and entities controlled by Mr. Williams.

The Unsecured Credit Facility requires monthly interest payments and requires the Company to comply with various quarterly covenant requirements relating to debt service coverage ratio, fixed charge ratio, leverage ratio and tangible net worth and various other operational requirements. In connection with the Unsecured Credit Facility, as of December 31, 2013, the Company had an additional $3 million letter of credit outstanding.

Amounts outstanding under the unsecured credit facility bear interest at a variable rate equal to, at our election, LIBOR or a base rate, plus a spread that will range, depending upon our leverage ratio, from 2.10% to 2.85% for LIBOR loans or 1.10% to 1.85% for base rate loans. As of December 31, 2013, the interest rate for amounts outstanding under our credit facility was 2.53%.

In February 2014, the Company expanded the capacity of its unsecured revolving credit facility by $50 million, increasing the unsecured revolving credit facility capacity to $400 million.

(b) Secured Credit Facility—On September 28, 2010, the Company entered into a secured credit facility agreement with KeyBank National Association (the “Secured Credit Facility”) and various other lenders with a total borrowing capacity of $125 million. During 2011, the Company expanded the facility, increasing the borrowing capacity to $170 million. On February 8, 2012, the Company increased the capacity of its credit facility by $270 million and extended the maturity date to September 28, 2014. The amended and extended credit facility, which then totaled $440 million, was secured by the Atlanta-Metro and Atlanta-Suwanee data center facilities. Of the $440 million credit facility, $125 million was a term loan and $315 million was a revolving credit facility. The credit facility also provided a $100 million accordion feature that could increase the amount of the facility up to $540 million.

Concurrently with the closing of the amended and extended credit facility, the Company entered into an interest rate cap agreement with a notional amount of $150 million. This instrument provided a one month LIBOR cap of 2.05% and had an effective date of February 8, 2012 and a termination date of February 8, 2013. The Company also entered into two interest rate swaps with an aggregate $150 million notional amount and an effective date of February 8, 2013 to succeed the interest rate caps. These swaps have a maturity date of September 28, 2014, provide for a fixed one month LIBOR rate of 0.5825% from February 8, 2013 through September 28, 2014 and qualify for cash flow hedge accounting.

As discussed above, the Secured Credit Facility was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(c) Richmond Credit Facility—In December 2012, the Company entered into a credit facility secured by the Company’s Richmond data center (the “Richmond Credit Facility”). This credit facility had a total borrowing capacity of $80 million at December 31, 2012, which was increased to $100 million in January 2013. This credit facility also includes an accordion feature that allows the Company to increase the size of the credit facility up to $125 million and requires the Company to comply with covenants similar to the Unsecured Credit Facility. This credit facility bears interest at variable rates ranging from LIBOR plus 4.0% to LIBOR plus 4.5%. The interest rate at December 31, 2013 was Libor plus 4.00%, or 4.16% per annum based on the Company’s overall leverage ratio as defined in the agreement, and the loan has a stated maturity date of December 18, 2015 with an option to extend for one additional year.

(d) Atlanta-Metro Equipment Loan—On April 9, 2010, the Company entered into a $25 million loan to finance equipment related to an expansion project at the Company’s Atlanta-Metro data center (the “Atlanta-Metro Equipment Loan”). The loan originally featured monthly interest-only payments but now requires monthly interest and principal payments. The loan bears interest at 6.85%, amortizes over ten years and matures on June 1, 2020.

(e) Miami Loan—In March 2008, the Company obtained a mortgage loan with a maximum borrowing capacity of $32.8 million secured by the Company’s Miami data center (“Miami Loan”). In December 2012, the Company extended the maturity date to allow repayment using proceeds from the Unsecured Credit Facility and also fixed the interest rate at 7%. As discussed above, this loan was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(f) Atlanta-Suwanee Land Loan—In 2011, the Company executed a $1.6 million loan agreement for the purchase of land adjacent to the Atlanta-Suwanee facility (the “Atlanta-Suwanee Land Loan”). The interest rate on the loan was 10% with a maturity date of September 26, 2013. In June 2013, the Company repaid the outstanding balance of the Atlanta-Suwanee Land Loan.

(g) Lenexa Loan—In June 2011, the Company entered into a $2.8 million seller financing to acquire the Lenexa facility (the “Lenexa Loan”). The interest rate on this loan was 5.43% and it matured on May 26, 2013. This loan was repaid at maturity.

(h) Santa Clara Bridge Loan—In November 2012, the Company entered into a $50 million bridge loan with Key Bank (the “Santa Clara Bridge Loan”). The loan had an interest rate of LIBOR plus 3.50% and a maturity date of February 11, 2013 with a three month extension option, which the Company exercised. As discussed above, this loan was repaid with proceeds of the Unsecured Credit Facility the Company entered into on May 1, 2013.

(i) Dallas Note—In connection with the Dallas-Fort Worth data center acquisition, the Company obtained $10.25 million of seller-financed debt (the “Dallas Note”) which was due no later than December 31, 2013 and carried an escalating interest rate between 2.5% and 10% based on the repayment date of the loan. In June 2013, the Company repaid the outstanding balance of the seller-financed debt.

The weighted average interest rate of the Company’s unsecured debt, which includes the effect of deferred financing costs and swap derivatives, was 3.73% as of December 31, 2013.

The annual remaining principal payment requirements as of December 31, 2013 per the contractual maturities and excluding extension options are as follows (in thousands):

2014...	$ 2,239
2015...	72,397
2016...	2,567
2017...	34,248
2018...	227,943
Thereafter...	5,945

Total...	$ 345,339

As of December 31, 2013, the Company was in compliance with all of its covenants.